Summary of Significant Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect	$ (240,473)		¥ (2,277,705)	¥ (2,217,226)	¥ (1,569,092)	¥ 255,730	¥ (787,177)
Assets
Deferred tax assets	61,893		675,089		403,852
Shareholders' equity
Retained earnings	49,923		1,038,323		¥ 325,750
Impact to the consolidated statement of comprehensive income
Services and other revenue	14,986	¥ 97,783	273,433
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Impact to the consolidated statement of comprehensive income
Services and other revenue				¥ 189,712
Loan service fee
Impact to the consolidated statement of comprehensive income
Services and other revenue	$ 216,255	¥ 1,411,061	¥ 2,955,050